Share-based compensation - Issuance of warrants to an external consultant (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 09, 2019 $ / shares
Share-based compensation
Number of common stock per ADS		5	1.5
Convertible notes transaction expenses in form of share- based awards | $	$ 3,298
Warrant
Share-based compensation
Number of ADS underlying the warrants	4,651,162	11,627,905
Minimum proceeds to qualify vesting of warrants | $	$ 20,000
Measurement date fair value of warrants | $ / shares					$ 0.709
Number of warrants exercised		0	0	0
Warrant | Measurement Input, Exercise Price
Share-based compensation
Warrants outstanding, measurement input | $ / shares					4.30